Material Accounting Policies - Other Current Assets, Property, Plant and Equipment, Leases (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Stores
Property, Plant and Equipment
Operating lease term	15 years
Bottom of range | Retail Stores
Property, Plant and Equipment
Operating lease term	3 years
Bottom of range | Office Space
Property, Plant and Equipment
Operating lease term	3 years
Top of range | Retail Stores
Property, Plant and Equipment
Operating lease term	5 years
Top of range | Office Space
Property, Plant and Equipment
Operating lease term	5 years
Coca-Cola FEMSA
Property, Plant and Equipment
Amortisation expense	$ 258	$ 304	$ 295
Coca-Cola FEMSA | Glass bottles
Property, Plant and Equipment
Estimated useful lives of principal assets	4 years
Coca-Cola FEMSA | PET bottles
Property, Plant and Equipment
Estimated useful lives of principal assets	1 year 6 months
Coca-Cola FEMSA | Buildings | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	20 years
Coca-Cola FEMSA | Buildings | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	50 years
Coca-Cola FEMSA | Machinery and Equipment | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	5 years
Coca-Cola FEMSA | Machinery and Equipment | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	25 years
Coca-Cola FEMSA | Distribution equipment | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	4 years
Coca-Cola FEMSA | Distribution equipment | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	14 years
Coca-Cola FEMSA | Refrigeration Equipment | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	7 years
Coca-Cola FEMSA | Refrigeration Equipment | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	10 years
Coca-Cola FEMSA | Returnable Bottles | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	1 year 6 months
Coca-Cola FEMSA | Returnable Bottles | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	4 years
Coca-Cola FEMSA | Leasehold Improvements
Property, Plant and Equipment
Estimated useful lives of principal assets	20 years
Coca-Cola FEMSA | Information technology equipment | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	3 years
Coca-Cola FEMSA | Information technology equipment | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	4 years
Coca-Cola FEMSA | Other equipment | Bottom of range
Property, Plant and Equipment
Estimated useful lives of principal assets	2 years
Coca-Cola FEMSA | Other equipment | Top of range
Property, Plant and Equipment
Estimated useful lives of principal assets	15 years